Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ (109,279)	$ 57,567	$ (40,990)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	113	(183)	(76)
Exchange differences on translation of foreign operations	937	(158)	97
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	1,050	(341)	21
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	30	(39)	(46)
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	30	(39)	(46)
Total other comprehensive income (loss)	1,080	(380)	(25)
Total comprehensive income (loss)	(108,199)	57,187	(41,015)
Attributable to:
Shareholders of the parent	(108,199)	57,187	(41,015)
Non-controlling interests	$ 0	$ 0	$ 0